Following the full payment of the amount of personal investment required, the Management Board conditionally granted the program beneficiaries a number of FCPS (Details) - Free ordinary shares [member]
12 Months Ended
Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Management Board	24,200
Other Executive Managers	9,817
Free convertible preferred shares granted	34,017